PENSION BENEFITS	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Pension Benefits
PENSION BENEFITS

8. Pension Benefits

Components of Net Periodic Pension Cost:

	Three Months Ended		Six Months Ended
	04/30/13	04/30/12	04/30/13	04/30/12

Service Cost	$14,231	$12,276	$28,462	$24,552
Interest Cost	87,653	96,235	175,306	192,470
Expected return on plan assets	(109,836)	(102,812)	(219,672)	(205,624)

Net amortization and deferral:
Amortization of accumulated loss	127,775	83,568	255,551	167,136
Net amortization and deferral	127,775	83,568	255,551	167,136
Total net periodic pension cost	$119,823	$89,267	$239,647	$178,534

The Companies expect to contribute $279,000 to their pension plan in the fiscal year ending October 31, 2013 (“Fiscal 2013”). As of April 30, 2013, the Companies made contributions totaling $93,000 and anticipate contributing an additional $186,000 to fund their pension plan in Fiscal 2013.

8.  PENSION BENEFITS:

   Effective July 15, 2010 the Companies’ sponsored defined benefit pension plan was amended such that future benefit accruals ceased effective as of August 31, 2010.  Benefits under the plan were based on average compensation and years of service.  The Companies’ funding policy is to contribute annually at least the minimum amounts required under the Employee Retirement Income Security Act of 1974.

Weighted Average Assumptions	10/31/12	10/31/11	10/31/10
Discount Rates used to determine net periodic pension cost as of October 31, 2012, 2011 and 2010	4.48%	5.26%	5.67%
Expected long-term rates of return on assets	7.50%	7.50%	7.50%
Rates of increase in compensation levels	N/A	N/A	N/A

Change in Benefit Obligation	10/31/12	10/31/11
Benefit obligation at beginning of year	$8,765,206	$7,583,064
Service cost (net of expenses)	49,106	55,788
Interest cost	384,941	391,258
Curtailment	0	0
Actuarial loss	1,347,138	1,010,136
Benefits paid	(344,797)	(275,040)
Benefit obligation at end of year	$10,201,594	$8,765,206

Change in Plan Assets	10/31/12	10/31/11
Fair value of plan assets at beginning of year	$5,452,890	$4,869,192
Actual return on plan assets	359,371	267,951
Employer contributions	564,358	637,600
Benefits paid	(344,797)	(275,040)
Administrative expenses	(71,192)	(46,813)
Fair value of plan assets at end of year	$5,960,630	$5,452,890

Reconciliation of Funded Status of the Plan	10/31/12	10/31/11
Funded status at end of year	($4,240,964)	($3,312,316)
Unrecognized transition obligation	0	0
Unrecognized net prior service cost	0	0
Unrecognized net actuarial loss	4,960,745	3,824,812
Net amount recognized at end of year	$719,781	$512,496

Amounts Recognized in the Combined Balance Sheet	10/31/12	10/31/11
Accrued pension expense	($4,240,964)	($3,312,316)
Accumulated other comprehensive loss (pre-tax)	4,960,745	3,824,812
Net amount recognized	$719,781	$512,496

Additional Year-End Information for Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets	10/31/12	10/31/11
Projected benefit obligation	$10,201,594	$8,765,206
Accumulated benefit obligation	$10,201,594	$8,765,206
Fair value of plan assets	$5,960,630	$5,452,890

Amounts Recognized in Accumulated Other Comprehensive Loss	10/31/12	10/31/11
Net actuarial loss	$4,960,745	$3,824,812
Prior service cost	0	0
Unrecognized net initial obligation	0	0
Total (before tax effects)	$4,960,745	$3,824,812

Components of Net Periodic Benefit Cost	10/31/12	10/31/11	10/31/10
Service cost	$49,106	$55,788	$186,427
Interest cost	384,941	391,258	415,441
Expected return on plan assets	(411,247)	(369,382)	(316,795)
Amortization of transition obligation	0	0	2,868
Amortization of prior service cost	0	0	274
Amortization of accumulated loss	334,273	200,829	268,919
Total net periodic benefit expense	$357,073	$278,493	$557,134

Other changes in plan assets and benefit obligationsrecognized in other comprehensive loss	10/31/12	10/31/11
Net loss	$1,470,206	$1,111,567
Recognized net actuarial loss	(334,273)	(200,829)
Prior service cost (credit)	0	0
Recognized prior service (cost) credit	0	0
Recognized net transition (obligation) asset	0	0
Total recognized in other comprehensive loss (before tax effects)	$1,135,933	$910,738

Total recognized in net periodic benefit cost and other comprehensive income (before tax effects)	$1,493,006	$1,189,231

Amounts expected to be recognized into net periodic cost in the coming year	10/31/12	10/31/11
Loss recognition	$511,101	$334,273
Prior service cost recognition	$0	$0
Net initial obligation/(asset) recognition	$0	$0

Estimated Future Benefits Payments	Fiscal Year	Benefits
	2013	$366,113
	2014	$376,461
	2015	$396,040
	2016	$479,580
	2017	$530,877
	2018-2022	$2,772,082

   The Companies expect to contribute $278,913 to the pension plan in fiscal 2013.

   Measurement Date   October 31

Weighted Average Assumptions	For Determination of:
	Benefit Obligations as of October 31, 2012	Benefit Obligations as of October 31, 2011
Discount rate	3.50%	4.48%
Rate of compensation increase	N/A	N/A

Weighted-Average Asset Allocations	10/31/12	10/31/11
Asset Category
Equity	49.77%	62.86%
Fixed Income	46.93%	35.92%
Cash Equivalents	3.30%	1.22%
Total	100.00%	100.00%

   The Companies’ goal is to conservatively invest the plan assets in high-grade securities with a minimum risk of market fluctuation.  Based on the allocation of our assets between equity, fixed income and money market funds, we estimate our long term rate of return to be approximately 7.5%.

   Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction value hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value.

   The standard describes three levels of inputs that may be used to measure fair value:

   Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Plan for identical assets.  These generally provide the most reliable evidence and are used to measure fair value whenever available.

   Level 2 – Fair value is based on significant inputs, other than level 1 inputs, that are observable either directly or indirectly for substantially the full term of the asset through corroboration with observable market data.  Level 2 inputs include quoted market prices in active markets for similar assets, quoted market prices in markets that are not active for identical or similar assets, and other observable inputs.

   Level 3 – Fair value would be based on significant unobservable inputs.  Examples of valuation methodologies that would result in level 3 classification include option pricing models, discounted cash flows, and other similar techniques.

   Information about the Plan’s fair value levels follows as at October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$196,903			$196,903
Common Collective Trust Funds:
Aggressive Growth Portfolio		$871,332		$871,332
Long Duration Portfolio		748,353		748,353
Strategic Bond Portfolio		702,525		702,525
Intermediate Fixed Income Portfolio		677,165		677,165
Short Duration Portfolio		669,261		669,261
Large Company Value Portfolio		499,757		499,757
Fundamental Value Portfolio		481,368		481,368
International Core Portfolio		266,037		266,037
International Value Portfolio		257,014		257,014
Small Company Growth Portfolio		153,363		153,363
Small Company Value Portfolio		147,235		147,235
Mid-Cap Growth Portfolio		146,285		146,285
Mid-Cap Fundamental Value Portfolio		144,032		144,032
Guaranteed Investment Contract			$0	0
Total	$196,903	$5,763,727	$0	$5,960,630

	GIC Portfolio	Assets at Fair Value
Balance, beginning of year	$172,894	$172,894
Purchases, sales, issuances and settlements, net	(172,894)	(172,894)
Balance, end of year	$0	$0

Information about the Plan’s fair value levels follows as at October 31, 2011:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$66,594			$66,594
Common Collective Trust Funds:
Strategic Bond Portfolio		$614,794		614,794
Long Duration Portfolio		610,900		610,900
Intermediate Fixed Income Portfolio		559,924		559,924
Strategic Growth Portfolio		429,711		429,711
Large Company Domestic Growth Portfolio		428,527		428,527
Fundamental Value Portfolio		426,977		426,977
Large Company Value Portfolio		431,316		431,316
International Core Portfolio		344,025		344,025
International Value Portfolio		335,582		335,582
Small Company Growth Portfolio		259,632		259,632
Mid-Cap Growth Portfolio		252,851		252,851
Mid-Cap Fundamental Value Portfolio		260,101		260,101
Small Company Value Portfolio		259,062		259,062
Guaranteed Investment Contract			$172,894	172,894
Total	$66,594	$5,213,402	$172,894	$5,452,890

	GIC Portfolio	Fair Value
Balance, beginning of year	$173,652	$173,652
Purchases, sales, issuances and settlements, net	(758)	(758)
Balance, end of year	$172,894	$172,894

   The following is a description of the valuation methodologies used for assets measured at fair value.  There have been no changes in the methodologies used at October 31, 2012 and 2011.

   Money market fund is valued at cost, which approximates fair value.

   Common collective trust funds are valued based upon the unit values of such collective trust funds held by the Plan at year end.  Unit values are based on the fair value of the underlying assets of the fund.  The fair value of the level 2 funds are derived from inputs principally from or corroborated by observable market data by correlation or other means.  Included in the common collective trust funds is a level 3 GIC Portfolio which includes both traditional and separate account guaranteed investment contracts (GICs) as well as synthetic GICs.  The traditional and separate account GICs are valued by calculating the sum of the present values of all projected future cash flows of each investment.  The synthetic GIC wrapper contracts are valued by determining the replacement cost of the wrapper contract and the present value of the contractually obligated payments in the original wrapper contract.  Debt securities underlying synthetic GICs are traded primarily in the over-the-counter (“OTC”) markets and are valued at the latest available price in the OTC market or on the basis of values obtained by an independent pricing service.

   The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.